LINE OF CREDIT (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 05, 2018
Notes to Financial Statements
Revolving line of credit				$ 400,000
Interest rate				3.75%
Line of credit expiration date	May 05, 2022	May 05, 2022
Line of credit	$ 398,470	$ 398,470	$ 398,470
Accrued interest	$ 35,787	$ 32,102	$ 17,037